Lease (Details) - Schedule of Minimum Lease Payments $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Minimum Lease Payments [Abstract]
2024	$ 538
2025	1,023
2026	885
2027	865
2028	871
2029 and thereafter	5,680
Total undiscounted lease payments	9,862
Less: imputed interest	2,715
Present value of lease liabilities	$ 7,147